Interests in Joint Operations - Summary of Significant Interests in Joint Operations (Detail)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Mt Goldsworthy [member]
Disclosure of significant joint operations [line items]
Country of operation	Australia
Principal activity	Iron ore mining
Group's interest	85.00%	85.00%
Mt Newman [member]
Disclosure of significant joint operations [line items]
Country of operation	Australia
Principal activity	Iron ore mining
Group's interest	85.00%	85.00%
Yandi [member]
Disclosure of significant joint operations [line items]
Country of operation	Australia
Principal activity	Iron ore mining
Group's interest	85.00%	85.00%
Central Queensland Coal Associates [member]
Disclosure of significant joint operations [line items]
Country of operation	Australia
Principal activity	Coal mining
Group's interest	50.00%	50.00%